COMMITMENTS - Summary of future minimum lease payments under non-cancelable operating leases (Details) (USD $)	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2012	$ 23,170
2013	9,466
Total	$ 32,636